Intangible and Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible And Tangible Assets
Schedule of Intangible and Tangible Assets

Consolidated statement of changes in non-current assets in 2017

(in EUR thousands)

	Cost					Accumulated depreciation and amortisation					Carrying amounts
	1 Jan. 17	Currency translation	Additions	Disposals	31 Dec. 17	1 Jan. 17	Currency translation	Additions	Disposals	31 Dec. 17	31 Dec. 17	31 Dec. 16
I. Tangible assets
Operating and business equipment	3,834	(7)	278	16	4,089	3,189	(2)	167	11	3,343	746	645
II. Intangible assets
1. Software and licences	444	(1)	15	-	458	304	-	124	-	428	30	140
2. Right-of-use assets	6,089	-	99	-	6,188	4,977	-	593	-	5,570	618	1,112
Total Intangible assets	6,533	(1)	114	-	6,646	5,281	-	717	-	5,998	648	1,252
Total non-current assets	10,367	(8)	392	16	10,735	8,470	(2)	884	11	9,341	1,394	1,897

Consolidated statement of changes in non-current assets in 2016

(in EUR thousands)

	Cost					Accumulated depreciation and amortisation					Carrying amounts
	1 Jan. 16	Currency translation	Additions	Disposals	31 Dec. 16	1 Jan. 16	Currency translation	Additions	Disposals	31 Dec. 16	31 Dec. 16	31 Dec. 15
I. Tangible assets
Operating and business equipment	3,477	2	420	65	3,834	3,104	-	120	35	3,189	645	373
II. Intangible assets
1. Software and licences	419	-	25	-	444	295	-	9	-	304	140	124
2. Right-of-use assets	6,053	-	36	-	6,089	4,275	-	702	-	4,977	1,112	1,778
Total Intangible assets	6,472	-	61	-	6,533	4,570	-	711	-	5,281	1,252	1,902
Total non-current assets	9,949	2	481	65	10,367	7,674	-	831	35	8,470	1,897	2,275